As filed with the Securities and Exchange Commission on October 25, 2001 Registration Nos.
333-14131
811-07859

                      SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549
                                   FORM N-4

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933
Pre-Effective Amendment No.                              [ ]
Post-Effective Amendment No. 8                           [X]

                             and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940
Amendment No. 8                                          [X]
                    (Check appropriate box or boxes)


                              SEPARATE ACCOUNT B
                          (Exact Name of Registrant)

                        PACIFIC LIFE INSURANCE COMPANY
                              (Name of Depositor)

                           700 Newport Center Drive
                       Newport Beach, California  92660
             (Address of Depositor's Principal Executive Offices)

                                (949) 219-3743
             (Depositor's Telephone Number, including Area Code)

                               Diane N. Ledger
                                Vice President
                        Pacific Life Insurance Company
                           700 Newport Center Drive
                       Newport Beach, California  92660
              (Name and Address of Agent for Service of Process)

                       Copies of all communications to:

          Diane N. Ledger                          Ruth Epstein, Esq.
   Pacific Life Insurance Company                       Dechert
           P.O. Box 9000                          1775 Eye Street, N.W.
Newport Beach, California 92658-9030          Washington, D.C. 20006-2401

Approximate Date of Proposed Public Offering ________________________________

It is proposed that this filing will become effective (check appropriate box)

[_] immediately upon filing pursuant to paragraph (b) of Rule 485

[_] on _________ pursuant to paragraph (b) of Rule 485
[_] 60 days after filing pursuant to paragraph (a)(1) of Rule 485
[X] on December 29, 2001 pursuant to paragraph (a)(1) of Rule 485

If appropriate, check the following box:

[_] this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Title of Securities Being Registered: Interests in the Separate Account under Pacific Select Variable Annuity II individual flexible premium variable accumulation deferred annuity contracts.

Filing Fee: None

PACIFIC SELECT VARIABLE ANNUITY SEPARATE ACCOUNT
FORM N-4
CROSS REFERENCE SHEET


PART A

Item No.                                  Prospectus Heading

1.  Cover Page                            Cover Page

2.  Definitions                           TERMS USED IN THIS PROSPECTUS

3.  Synopsis                              AN OVERVIEW OF PACIFIC SELECT VARIABLE
                                          ANNUITY II

4.  Condensed Financial Information       YOUR INVESTMENT OPTIONS - Variable
                                          Investment Option Performance;

                                          ADDITIONAL INFORMATION - Financial
                                          Statements

5.  General Description of Registrant,    AN OVERVIEW OF PACIFIC SELECT VARIABLE
    Depositor and Portfolio Companies:    ANNUITY II; PACIFIC LIFE AND THE
                                          SEPARATE ACCOUNT - Pacific Life, -
                                          Separate Account B; YOUR INVESTMENT
                                          OPTIONS - Your Variable Investment
                                          Options, ADDITIONAL INFORMATION -
                                          Voting Rights

6.  Deductions and Expenses               AN OVERVIEW OF PACIFIC SELECT VARIABLE
                                          ANNUITY II; HOW YOUR PAYMENTS ARE
                                          ALLOCATED - Transfers; CHARGES, FEES
                                          AND DEDUCTIONS; WITHDRAWALS - Optional
                                          Withdrawals

7.  General Description of Variable       AN OVERVIEW OF PACIFIC SELECT VARIABLE
    Annuity Contracts                     ANNUITY II; PURCHASING YOUR CONTRACT -
                                          How to Apply for your Contract; HOW
                                          YOUR PAYMENTS ARE ALLOCATED;
                                          RETIREMENT BENEFITS AND OTHER PAYOUTS
                                          - Choosing Your Annuity Option - Your
                                          Annuity Payments, - Death Benefits;
                                          ADDITIONAL INFORMATION - Voting
                                          Rights, - Changes to Your Contract, -
                                          Changes to all Contracts, - Inquiries
                                          and Submitting Forms and Requests -
                                          Timing of Payments and Transactions;
                                          TERMS USED IN THIS PROSPECTUS

8.  Annuity Period                        RETIREMENT BENEFITS AND OTHER PAYOUTS

9.  Death Benefit                         RETIREMENT BENEFITS AND OTHER PAYOUTS
                                          - Death Benefits

10. Purchases and Contract Values         AN OVERVIEW OF PACIFIC SELECT VARIABLE
                                          ANNUITY II; PURCHASING YOUR CONTRACT;
                                          HOW YOUR PAYMENTS ARE ALLOCATED;
                                          PACIFIC LIFE AND THE SEPARATE ACCOUNT
                                          - Pacific Life; THE GENERAL ACCOUNT -
                                          Withdrawals and Transfers

11. Redemptions                           AN OVERVIEW OF PACIFIC SELECT VARIABLE
                                          ANNUITY II; CHARGES, FEES AND
                                          DEDUCTIONS; WITHDRAWALS; ADDITIONAL
                                          INFORMATION -Timing of Payments and
                                          Transactions; THE GENERAL ACCOUNT -
                                          Withdrawals and Transfers

12. Taxes                                 AN OVERVIEW OF PACIFIC SELECT VARIABLE
                                          ANNUITY II; CHARGES, FEES AND
                                          DEDUCTIONS - Premium Taxes;
                                          WITHDRAWALS - Optional Withdrawals, -
                                          Tax Consequences of Withdrawals;
                                          FEDERAL TAX STATUS

13. Legal Proceedings                     Not Applicable

14. Table of Contents of the Statement    CONTENTS OF THE STATEMENT OF
    of Additional Information             ADDITIONAL INFORMATION

PART B

                                          Statement of Additional
Item No.                                  Information Heading

15. Cover Page                            Cover Page

16. Table of Contents                     TABLE OF CONTENTS

17. General Information and History       Not Applicable

18. Services                              Not Applicable

19. Purchase of Securities Being Offered  THE CONTRACTS AND THE SEPARATE
                                          ACCOUNT - Calculating Subaccount Unit
                                          Values, - Systematic Transfer
                                          Programs

20. Underwriters                          DISTRIBUTION OF THE CONTRACT - Pacific
                                          Select Distributors, Inc.

21. Calculation of Performance Data       PERFORMANCE

22. Annuity Payments                      THE CONTRACTS AND THE SEPARATE
                                          ACCOUNT - Variable Annuity Payment
                                          Amounts

23. Financial Statements                  FINANCIAL STATEMENTS

PART C



Information required to be included in Part C is set forth under the appropriate Item, so numbered, in Part C to this Registration Statement.

                                  Prospectus

(Included in Post-effective Amendment No. 7 to the Registrant's Registration Statement of Form N-4B, file No. 333-14131, Accession No. 0000912057-01-511676 filed on April 30, 2001, and incorporated by reference herein.)

                      Statement of Additional Information

(Included in Post-effective Amendment No. 7 to the Registrant's Registration Statement of Form N-4B, file No. 333-14131, Accession No. 0000912057-01-511676 filed on April 30, 2001, and incorporated by reference herein.)

       Supplement dated December 29, 2001 to Prospectus dated May 1, 2001 for the Pacific Select Variable Annuity II, a variable annuity contract issued by Pacific Life Insurance Company

                       Capitalized terms used in this Supplement are defined in the Prospectus referred to above unless otherwise defined herein. "We," "us", or "our" refer to Pacific Life Insurance Company; "you" or "your" refer to the Contract Owner.

                       This supplement changes the Prospectus to reflect the following, and restates information contained in a Supplement dated October 12, 2001:

                      ---------------------------------------------------------
The portfolio          Putnam Investment Management, Inc. manages the
manager for the        Aggressive Equity Portfolio and the Equity Portfolio.
Aggressive Equity
Portfolio and the
Equity Portfolio
has changed.

                      ---------------------------------------------------------
The Equity Income      Effective January 1, 2002, the name of the Equity
variable investment    Income Variable Investment Option will be changed to
option will change     the Large-Cap Core Variable Investment Option.
its name.
                       This will reflect a change in name of the underlying
                       Equity Income Portfolio managed by J.P. Morgan
                       Investment Management, Inc. Any reference to the Equity
                       Income Portfolio, Subaccount, or Variable Investment
                       Option throughout the Prospectus and/or Supplement will be revised to be the Large-Cap Core Portfolio, Subaccount, or Variable Investment Option.

                      ---------------------------------------------------------
Two new Variable       Effective January 1, 2002, two new Variable Investment
Investment Options     Options will be available and will be added to the list
will be available.     on page 1 of the Prospectus:

                                      Equity Income
                                      Research

                       References to the 31 Variable Investment Options throughout the Prospectus will be revised to be 33 Variable Investment Options.

                      ---------------------------------------------------------
An OVERVIEW OF         The Pacific Select Fund Annual Expenses-Other Expenses
PACIFIC SELECT         is replaced:
VARIABLE ANNUITY II
is amended.            The table below shows the advisory fee and Fund
                       expenses as an annual percentage of each Portfolio's average daily net assets, based on the year 2000 unless otherwise noted. To help limit Fund expenses, effective
                       July 1, 2000 Pacific Life contractually agreed to waive all or part of its investment advisory fees or otherwise reimburse each Portfolio for operating expenses (including organizational expenses, but not including advisory fees, additional costs associated with foreign investing and extraordinary expenses) that exceed an annual rate of 0.10% of its average daily net assets. Such waiver or reimbursement is subject to repayment to Pacific Life to the extent such expenses fall below the 0.10% expense cap. For each Portfolio, Pacific Life's right to repayment is limited to amounts waived and/or reimbursed that exceed the new 0.10% expense cap. Any amounts repaid to Pacific Life will have the effect of increasing such expenses of the Portfolio, but not above the 0.10% expense cap. There is no guarantee that Pacific Life will continue to cap expenses after December 31, 2002. In 2000, Pacific Life reimbursed approximately $13,202 to the I-Net
                       Tollkeeper Portfolio, $36,311 to the Strategic Value
                       Portfolio, $34,134 to the Focused 30 Portfolio and
                       $27,505 to the Small-Cap Index Portfolio.

                   --------------------------------------------------------------------------------------
                                                                                  Less
                                              Advisory Other    12b-1    Total    adviser's     Total net
                   Portfolio                  fee      expenses amounts+ expenses reimbursement expenses
                   --------------------------------------------------------------------------------------
                                                      As an annual % of average daily net assets
                   Blue Chip/1/               0.95     0.06     --       1.01      --           1.01
                   Aggressive Growth/1/       1.00     0.06     --       1.06      --           1.06
                   Emerging Markets/2/        1.10     0.21     --       1.31      --           1.31
                   Diversified Research/2/    0.90     0.08     0.01     0.99      --           0.99
                   Small-Cap Equity/2/        0.65     0.05     --       0.70      --           0.70
                   International Large-Cap    1.05     0.12     --       1.17      --           1.17
                   I-Net Tollkeeper/2/,/3/    1.40     0.13     --       1.53     (0.02)        1.51
                   Financial Services/1/      1.10     0.15     --       1.25     (0.05)        1.20
                   Health Sciences/1/         1.10     0.11     --       1.21     (0.01)        1.20
                   Technology/1/              1.10     0.08     --       1.18      --           1.18
                   Telecommunications/1/      1.10     0.08     --       1.18      --           1.18
                   Multi-Strategy             0.65     0.04     --       0.69      --           0.69
                   Large-Cap Core/2/          0.65     0.04     0.01     0.70      --           0.70
                    (formerly Equity Income)
                   Strategic Value            0.95     0.49     --       1.44     (0.39)        1.05
                   Growth LT                  0.75     0.04     --       0.79      --           0.79
                   Focused 30                 0.95     0.42     --       1.37     (0.32)        1.05
                   Mid-Cap Value/2/           0.85     0.03     0.10     0.98      --           0.98
                   International Value        0.85     0.11     --       0.96      --           0.96
                   Capital Opportunities/1/   0.80     0.06     --       0.86      --           0.86
                   Mid-Cap Growth/1/          0.90     0.06     --       0.96      --           0.96
                   Global Growth/1/           1.10     0.19     --       1.29      --           1.29
                   Equity Index               0.25     0.04     --       0.29      --           0.29
                   Small-Cap Index/2/         0.50     0.13     --       0.63     (0.02)        0.61
                   REIT                       1.10     0.04     --       1.14      --           1.14
                   Inflation Managed/2/       0.60     0.05     --       0.65      --           0.65
                   Managed Bond/2/            0.60     0.05     --       0.65      --           0.65
                   Money Market               0.34     0.04     --       0.38      --           0.38
                   High Yield Bond/2/         0.60     0.05     --       0.65      --           0.65
                   Equity Income/1/           0.95     0.15     --       1.10     (0.05)        1.05
                   Research/1/                1.00     0.12     --       1.12     (0.02)        1.10
                   Equity                     0.65     0.04     --       0.69      --           0.69
                   Aggressive Equity/2/       0.80     0.04     0.02     0.86      --           0.86
                   Large-Cap Value/2/         0.85     0.05     0.05     0.95      --           0.95
                   --------------------------------------------------------------------------------------

                       /1/ Expenses are estimated. There were no actual
                           advisory fees or expenses for these portfolios in 2000 because the portfolios started after December 31, 2000.
                       /2/ Total adjusted net expenses for these portfolios,
                           after deduction of an offset for custodian credits and the 12b-1 recapture were: 1.30% for Emerging Markets Portfolio, 0.98% for Diversified Research Portfolio, 0.69% for Small-Cap Equity Portfolio, 1.60% for I-Net Tollkeeper Portfolio, 0.69% for Large-Cap Core Portfolio, 0.88% for Mid-Cap Value Portfolio, 0.60% for Small-Cap Index Portfolio, 0.62% for Inflation Managed Portfolio, 0.64% for Managed Bond Portfolio, 0.64% for High Yield Bond Portfolio, 0.84% for Aggressive Equity Portfolio, and 0.90% for Large-Cap Value Portfolio.
                       /3/ Effective January 1, 2002, the advisory fee is
                           reduced to the annual rate of 1.40% of average daily net assets.
                       + The fund has a brokerage enhancement 12b-1 plan under which brokerage transactions, subject to best price and execution, may be placed with certain broker-dealers in return for credits, cash or other compensation ("recaptured commissions"). While a portfolio pays the cost of brokerage when it buys or sells a portfolio security, there are no fees or charges to the fund under the plan. Recaptured commissions may be used to promote and market fund shares and the distributor may therefore defray expenses for distribution that it might otherwise incur. The SEC staff requires that the amount of recaptured commissions be shown as an expense in the chart above.

                      ---------------------------------------------------------
                       The Examples section of the Prospectus is replaced with the following:

                       The following table shows the expenses you would pay on each $1,000 you invested if, at the end of each period, you: annuitized your Contract; surrendered your Contract and withdrew the Contract Value, or did not annuitize or surrender, but left the money in your Contract.

                       These examples assume the following:

                       . the Contract Value starts at $35,000;

                       . the Variable Investment Options have an annual return
                         of 5%;

                       . the Annual Fee is deducted for Contract Values less
                         than $50,000 and after deduction of any outstanding loan and interest;

                       . No Annual Fee is deducted for annuitized amounts or
                         Contract Values of $50,000 or more;

                       . our current program to reimburse to Pacific Select
                         Fund Portfolio expenses in excess of the 0.10% expense cap as described in Pacific Select Fund Annual Expenses will continue for at least 10 years.

                       These examples do not show past or future expenses. Your actual expenses in any year may be more or less than those shown here.

                   ---------------------------------------------------------------------------------------
                                                                                      Expenses if you did
                                                                                      not annuitize or
                                            Expenses if you      Expenses if you      surrender, but left
                                            annuitized           surrendered          the money in your
                                            your Contract ($)    your Contract ($)    Contract ($)
                   ---------------------------------------------------------------------------------------
                   Variable Account         1 yr 3 yr 5 yr 10 yr 1 yr 3 yr 5 yr 10 yr 1 yr 3 yr 5 yr 10 yr
                   ---------------------------------------------------------------------------------------
                   Blue Chip                 88   78  132  282    88  123  141  282    25   78  132  282
                   ---------------------------------------------------------------------------------------
                   Aggressive Growth         89   79  135  287    89  124  144  287    26   79  135  287
                   ---------------------------------------------------------------------------------------
                   Emerging Markets          91   86  147  310    91  131  156  310    28   86  147  310
                   ---------------------------------------------------------------------------------------
                   Diversified Research      88   77  131  279    88  122  140  279    25   77  131  279
                   ---------------------------------------------------------------------------------------
                   Small-Cap Equity          85   68  116  249    85  113  125  249    22   68  116  249
                   ---------------------------------------------------------------------------------------
                   International Large-Cap   90   82  140  297    90  127  149  297    27   82  140  297
                   ---------------------------------------------------------------------------------------
                   I-Net Tollkeeper          93   92  157  330    93  137  166  330    30   92  157  330
                   ---------------------------------------------------------------------------------------
                   Financial Services        90   83  142  300    90  128  151  300    27   83  142  300
                   ---------------------------------------------------------------------------------------
                   Health Sciences           90   83  142  300    90  128  151  300    27   83  142  300
                   ---------------------------------------------------------------------------------------
                   Technology                90   83  141  298    90  128  150  298    27   83  141  298
                   ---------------------------------------------------------------------------------------
                   Telecommunications        90   83  141  298    90  128  150  298    27   83  141  298
                   ---------------------------------------------------------------------------------------
                   Multi-Strategy            85   68  116  249    85  113  125  249    22   68  116  249
                   ---------------------------------------------------------------------------------------
                   Large-Cap Core (formerly called Equity Income)
                                             85   68  116  249    85  113  125  249    22   68  116  249
                   ---------------------------------------------------------------------------------------
                   Strategic Value           89   79  134  286    89  124  143  286    26   79  134  286
                   ---------------------------------------------------------------------------------------
                   Growth LT                 86   71  121  260    86  116  130  260    23   71  121  260
                   ---------------------------------------------------------------------------------------
                   Focused 30                89   79  134  286    89  124  143  286    26   79  134  286
                   ---------------------------------------------------------------------------------------
                   Mid-Cap Value             87   74  126  269    87  119  135  269    24   74  126  269
                   ---------------------------------------------------------------------------------------
                   International Value       88   76  130  277    88  121  139  277    25   76  130  277
                   ---------------------------------------------------------------------------------------
                   Capital Opportunities     87   73  125  267    87  118  134  267    24   73  125  267
                   ---------------------------------------------------------------------------------------
                   Mid-Cap Growth            88   76  130  277    88  121  139  277    25   76  130  277
                   ---------------------------------------------------------------------------------------
                   Global Growth             91   86  146  309    91  131  155  309    28   86  146  309
                   ---------------------------------------------------------------------------------------
                   Equity Index              81   56   96  207    81  101  105  207    18   56   96  207
                   ---------------------------------------------------------------------------------------
                   Small-Cap Index           84   65  112  240    84  110  121  240    21   65  112  240
                   ---------------------------------------------------------------------------------------
                   REIT                      90   81  139  294    90  126  148  294    27   81  139  294
                   ---------------------------------------------------------------------------------------
                   Inflation Managed (formerly called Government Securities)
                                             84   66  113  242    84  111  122  242    21   66  113  242
                   ---------------------------------------------------------------------------------------
                   Managed Bond              85   66  114  244    85  111  123  244    22   66  114  244
                   ---------------------------------------------------------------------------------------
                   Money Market              82   59  100  217    82  104  109  217    19   59  100  217
                   ---------------------------------------------------------------------------------------
                   High Yield Bond           85   67  114  245    85  112  123  245    22   67  114  245
                   ---------------------------------------------------------------------------------------
                   Equity Income             89   79  134  286    89  124  143  286    26   79  134  286
                   ---------------------------------------------------------------------------------------
                   Research                  89   80  137  291    89  125  146  291    26   80  137  291
                   ---------------------------------------------------------------------------------------
                   Equity                    85   68  116  249    85  113  125  249    22   68  116  249
                   ---------------------------------------------------------------------------------------
                   Aggressive Equity         87   72  124  265    87  117  133  265    24   72  124  265
                   ---------------------------------------------------------------------------------------
                   Large-Cap Value           87   74  127  271    87  119  136  271    24   74  127  271
                   ---------------------------------------------------------------------------------------

                       The purpose of the preceding table is to help you understand the various costs and expenses that you may bear directly or indirectly. The table reflects expenses of the Separate Account as well as those of the underlying Portfolios. Premium taxes may also be applicable. For more information on fees and expenses, see THE CONTRACT, CHARGES AND DEDUCTIONS, and Pacific Select Fund Annual Expenses, in the Prospectus and see the Fund's SAI.

                      ---------------------------------------------------------
YOUR INVESTMENT        The chart in the Your Variable Investment Options
OPTIONS is amended.    section is amended to include the following:

PORTFOLIO                INVESTMENT GOAL         THE PORTFOLIO'S         PORTFOLIO
                                                 MAIN INVESTMENTS        MANAGER

Equity Income            Current income.         Equity securities of    Putnam Investment Management, Inc.
                         Capital growth is of    large U.S. companies
                         secondary importance.   with a focus on
                                                 income-producing
                                                 securities believed to
                                                 be undervalued by the
                                                 market.

Research                 Long-term growth of     Equity securities of    Putnam Investment Management, Inc.
                         capital.                large U.S. companies
                                                 with potential for
                                                 capital appreciation.

Equity                   Capital appreciation.   Equity securities of    Putnam Investment Management, Inc.
                         Current income is of    large U.S. growth-
                         secondary importance.   oriented companies.

Aggressive Equity        Capital appreciation.   Equity securities of    Putnam Investment Management, Inc.
                                                 small and medium-sized
                                                 companies.

                      ---------------------------------------------------------
YOUR INVESTMENT        The second sentence of the sub-section The Investment
OPTIONS is amended.    Adviser is revised to read:

                       We and the Fund have retained other portfolio managers, supervised by us, for 31 of the Portfolios.

                      ---------------------------------------------------------
PURCHASING YOUR        The sub-section Forms of Payment is replaced with the
CONTRACT--Making       following:
Your Purchase
Payments is            Forms of Payment
amended.

                       Your initial and additional Investments may be sent by personal or bank check or by wire transfer. You may also make additional PAC Investments via electronic funds transfer. All checks must be drawn on U.S. funds. We reserve the right to reject:

                        .  cash;
                        . credit card or checks drawn against a credit card account;
                        . cashier's check, money orders or travelers checks in single denominations of less than $10,000;
                        . cashier's checks, money orders, traveler's checks or personal checks drawn on non-U.S. banks (even if payment may be effected through a U.S. bank);
                        . third party checks when there is not a clear connection of the third party to the underlying transaction; and
                        .  wires that originate from foreign banks.

                       If you make Investments by check other than a cashier's check, your payment of any withdrawal proceeds and any refund during the "Right to Cancel" period may be delayed until your check has cleared.

                      ---------------------------------------------------------
THE GENERAL ACCOUNT    The section Withdrawals and Transfers is amended to
is amended.            include the following:

                       We currently waive the restrictions that limits transfers from the Fixed Option to one transfer within the 30 days after the end of each Contract Anniversary. We also currently waive the limitations on the maximum amount you may transfer from the Fixed Option in any given Contract year. Our current procedure is to process requests for transfers from the Fixed Option that are within the maximum number of allowable transfers among the Investment Options each calendar year; i.e. during the period May 1, 2001, through December 31, 2001, you may not make more than 15 transfers among Investment Options; and beginning January 1, 2002, transfers are limited to 25 for each calendar year. We reserve the right to discontinue this waiver program at any time.



Form No. PS2SUP102

Part C:  OTHER INFORMATION

     Item 24.  Financial Statements and Exhibits
               ---------------------------------

               (a)  Financial Statements

                    Part A:

                    Part B:

                    (1)  Registrant's Financial Statements

                    Audited Financial Statements dated as of December 31, 2000 which are incorporated by reference from the 2000 Annual Report include the following for Pacific Select Variable Annuity Separate Account:

                         Statements of Assets and Liabilities
                         Statements of Operations
                         Statements of Changes in Net Assets
                         Notes to Financial Statements

                    (2)  Depositor's Financial Statements

                    Audited Consolidated Financial Statements dated as of December 31, 2000 and 1999 and for the three year period ended December 31, 2000, included in Part B include the following for Pacific Life:

                         Independent Auditor's Report
                         Consolidated Statements of Financial Condition Consolidated Statements of Operations
                         Consolidated Statements of Stockholder's Equity Consolidated Statements of Cash Flows
                         Notes to Consolidated Financial Statements

               (b)  Exhibits

                    1.  (a)  Resolution of the Board of Directors of the
                             Depositor authorizing establishment of Separate Accounts and Memorandum establishing Separate Account B./1/

                        (b) Resolution of the Board of Directors of Pacific
                            Life Insurance Company authorizing conformity to the terms of the current Bylaws/3/

                    2.      Not applicable

                    3.  (a) Distribution and Wholesaling Agreement between
                            Pacific Mutual Life and Pacific Select Distributors Inc. (PSD)/1/

                        (b) Form of Selling Agreement between Pacific Mutual
                            Life, PSD and Various Broker-Dealers/2/

                    4.  (a) Form of Individual Flexible Premium Variable
                            Accumulation Deferred Annuity Contract/2/

                        (b) Qualified Plan Loan Endorsement/1/

                        (c) Qualified Pension Plan Rider/1/

                        (d) 403(b) Tax Sheltered Annuity Rider/1/

                        (e) Required Distributions for Compliance with Section
                            72(S) Rider/1/

                        (e) Section 457 Plan Rider/1/

                        (f) Individual Retirement Annuity Rider (R-IRA 198)/3/

                        (g) Roth Individual Retirement Annuity Rider
                            (R-RIRA 198)/3/

                        (h) Simple Individual Retirement Annuity Rider
                            (Form No. R-SIRA)/3/

                    5.  (a) Application Form for Individual Flexible Premium
                            Variable Accumulation Annuity Contract/3/

                         (b)  Application/Confirmation form/4/

                   6.    (a)  Articles of Incorporation of Pacific Life/3/

                         (b)  By-laws of Pacific Life/3/

                   7.    Not applicable

                   8.    (a)  Fund Participation Agreement/5/

                         (b) Addendum to the Fund Participation Agreement (to add the Strategic Value and Focused 30 Portfolios) /5/

                         (c) Addendum to the Fund Participation Agreement (to add nine new Portfolios)/5/

                         (d) Form of Addendum to the Fund Participation Agreement (to add the Equity Income and Research Portfolios)

                   9. Opinion and Consent of legal officer of Pacific Mutual as to the legality of Contracts being registered/1/

                  10.    (a)  Independent Auditors' Consent/5/

                         (b)  Consent of Dechert Price & Rhoads/1/

                  11.    Not applicable

                  12.    Not applicable

                  13.    Performance Calculations/5/

                  14.    Not applicable

                  15.    Powers of Attorney/4/

                  16.    Not applicable


/1/ Included in Registrant's Form N-4EL, File No. 333-14131, Accession No.
    0000950150-96-001122 filed on October 15, 1996 and incorporated by reference herein.

/2/ Included in Registrant's Form N-4/B, File No. 333-14131, Accession No.
    000950150-97-000477 filed on April 1, 1997 and incorporated by reference herein.

/3/ Included in Registrant's Form N-4/B, File No. 333-14131, Accession No.
    000950150-98-000694 filed on April 30, 1998 and incorporated by reference herein.

/4/ Included in Registrant's Form N-4/B, File No. 333-14131, Accession No.
    000950150-00-019866 filed on April 27, 2000 and incorporated by reference herein.

/5/ Included in Registrant's Form N-4/B, File No. 333-14131, Accession No.
    0000912057-01-511676 filed on April 30, 2001 and incorporated by reference herein.

Item 25.  Directors and Officers of Pacific Life
          --------------------------------------

                            Positions and Offices
Name and Address            with Pacific Life
----------------            ---------------------

Thomas C. Sutton            Director, Chairman of the Board, and
                            Chief Executive Officer

Glenn S. Schafer            Director and President

Khanh T. Tran               Director, Executive Vice President and Chief
                            Financial Officer

David R. Carmichael         Director, Senior Vice President and General
                            Counsel

Audrey L. Milfs             Director, Vice President and Corporate
                            Secretary

Edward R. Byrd              Vice President and Controller

Brian D. Klemens            Vice President and Treasurer

Gerald W. Robinson          Executive Vice President

___________________________________

The address for each of the persons listed above is as follows:

          700 Newport Center Drive
          Newport Beach, California 92660

Item 26. Persons Controlled by or Under Common Control with Pacific Life or Separate Account B

          The following is an explanation of the organization chart of Pacific Life's subsidiaries:

                   PACIFIC LIFE, SUBSIDIARIES & AFFILIATED ENTERPRISES
                                     LEGAL STRUCTURE


          Pacific Life is a California Stock Life Insurance Company wholly-owned by Pacific LifeCorp (a Delaware Stock Holding Company) which is, in turn, 99% owned by Pacific Mutual Holding Company (a California Mutual Holding Company). Pacific Life is the parent company of Pacific Asset Management LLC (a Delaware Limited Liability Company), Pacific Life & Annuity Company (an Arizona Stock Life Insurance Company), Pacific Select Distributors, Inc., and World-Wide Holdings Limited (a United Kingdom Corporation). Pacific Life also has a 50% ownership of Pacific Mezzanine Associates, L.L.C. (a Delaware Limited Liability Company). A subsidiary of Pacific Mezzanine Associates, L.L.C. is Pacific Mezzanine Investors, L.L.C., (a Delaware Limited Liability Company) who is the sole general partner of the PMI Mezzanine Fund, L.P. (a Delaware Limited Partnership). Subsidiaries of Pacific Asset Management LLC owns PMRealty Advisors Inc. and Pacific Financial Products Inc. (a Delaware Corporation) and has a non-managing membership interest in Allianz-PacLife Partners LLC ( a Delaware Limited Liability Company), Pacific Financial Products, Inc. and Allianz-PacLife Partners LLC own the Class E units of PIMCO Advisors L.P. (a Delaware Limited Partnership). Subsidiaries of Pacific Select Distributors, Inc. include: Associated Financial Group, Inc. along with its subsidiary Associated Securities Corporation; Mutual Service Corporation (a Michigan Corporation), along with its subsidiaries Advisors' Mutual Service Center, Inc. (a Michigan Corporation) and Titan Value Equities Group, Inc.; and United Planners' Group, Inc. (an Arizona Corporation), along with its subsidiary United Planners' Financial Services of America (an Arizona Limited Partnership). Subsidiaries of World-Wide Holdings Limited include: World-Wide Reassurance Company Limited (a United Kingdom Corporation) and World-Wide Reassurance Company (BVI) Limited (a British Virgin Islands Corporation). All corporations are 100% owned unless otherwise indicated. All entities are California corporations unless otherwise indicated.


Item 27.  Number of Contractholders
          -------------------------

          Approximately 377           Qualified
                        862           Non Qualified

Item 28. Indemnification
         ---------------

     (a) The Distribution Agreement between Pacific Life and Pacific Select Distributors, Inc. (PSD) provides substantially as follows:

         Pacific Life hereby agrees to indemnify and hold harmless PSD and its officers and directors, and employees for any expenses (including legal expenses), losses, claims, damages, or liabilities incurred by reason of any untrue or alleged untrue statement or representation of a material fact or any omission or alleged omission to state a material fact required to be stated to make other statements not misleading, if made in reliance on any prospectus, registration statement, post-effective amendment thereof, or sales materials supplied or approved by Pacific Life or the Separate Account. Pacific Life shall reimburse each such person for any legal or other expenses reasonably incurred in connection with investigating or defending any such loss, liability, damage, or claim. However, in no case shall Pacific Life be required to indemnify for any expenses, losses, claims, damages, or liabilities which have resulted from the willful misfeasance, bad faith, negligence, misconduct, or wrongful act of PSD.

         PSD hereby agrees to indemnify and hold harmless Pacific Life, its officers, directors, and employees, and the Separate Account for any expenses, losses, claims, damages, or liabilities arising out of or based upon any of the following in connection with the offer or sale of the contracts: (1) except for such statements made in reliance on any prospectus, registration statement or sales material supplied or approved by Pacific Life or the Separate Account, any untrue or alleged untrue statement or representation is made; (2) any failure to deliver a currently effective prospectus; (3) the use of any unauthorized sales literature by any officer, employee or agent of PSD or Broker; (4) any willful misfeasance, bad faith, negligence, misconduct or wrongful act. PSD shall reimburse each such person for any legal or other expenses reasonably incurred in connection with investigating or defending any such loss, liability, damage, or claim.

     (b) The Form of Selling Agreement between Pacific Life, Pacific Select Distributors, Inc. (PSD) and Various Broker-Dealers provides substantially as follows:

         Pacific Life and PSD agree to indemnify and hold harmless Selling Broker-Dealer and General Agent, their officers, directors, agents and employees, against any and all losses, claims, damages or liabilities to which they may become subject under the 1933 Act, the 1934 Act, or other federal or state statutory law or regulation, at common law or otherwise, insofar as such losses, claims, damages or liabilities (or actions in respect thereof) arise out of or are based upon any untrue statement or alleged untrue statement of a material fact or any omission or alleged omission to state a material fact required to be stated or necessary to make the statements made not misleading in the registration statement for the Contracts or for the shares of Pacific Select Fund (the "Fund") filed pursuant to the 1933 Act, or any prospectus included as a part thereof, as from time to time amended and supplemented, or in any advertisement or sales literature approved in writing by Pacific Life and PSD pursuant to Section IV.E. Of this Agreement.

         Selling Broker-Dealer and General Agent agree to indemnify and hold harmless Pacific Life, the Fund and PSD, their officers, directors, agents and employees, against any and all losses, claims, damages or liabilities to which they may become subject under the 1933 Act, the 1934 Act or other federal or state statutory law or regulation, at common law or otherwise, insofar as such losses, claims, damages or liabilities (or actions in respect thereof) arise out of or are based upon: (a) any oral or written misrepresentation by Selling Broker-Dealer or General Agent or their officers, directors, employees or agents unless such misrepresentation is contained in the registration statement for the Contracts or Fund shares, any prospectus included as a part thereof, as from time to time amended and supplemented, or any advertisement or sales literature approved in writing by Pacific Life and PSD pursuant to Section IV.E. of this Agreement, (b) the failure of Selling Broker-Dealer or General Agent or their officers, directors, employees or agents to comply with any applicable provisions of this Agreement or (c) claims by Sub-agents or employees of General Agent or Selling Broker-Dealer for payments of compensation or remuneration of any type. Selling Broker-Dealer and General Agent will reimburse Pacific Life or PSD or any director, officer, agent or employee of either entity for any legal or other expenses reasonably incurred by Pacific Life, PSD, or such officer, director, agent or employee in connection with investigating or defending any such loss, claims, damages, liability or action. This indemnity agreement will be in addition to any liability which Broker-Dealer may otherwise have.

Item 29. Principal Underwriters
         ----------------------

     (a) PSD also acts as principal underwriter for Pacific Select Separate Account, Pacific Select Exec Separate Account, Separate Account A, Pacific Select Variable Annuity Separate Account, Pacific Corinthian Variable Separate Account, Pacific Life and Annuity Select Exec Separate Account, Pacific Life and Annuity Separate Account A, COLI Separate Account, COLI II Separate Account, COLI III Separate Account, and Pacific Select Fund.

     (b) For information regarding PSD, reference is made to Form B-D, SEC File No. 8-15264, which is herein incorporated by reference.

         (c) PSD retains no compensation or net discounts or commissions from the Registrant.

Item 30. Location of Accounts and Records
         --------------------------------

             The accounts, books and other documents required to be maintained by Registrant pursuant to Section 31(a) of the Investment Company Act of 1940 and the rules under that section will be maintained by Pacific Life at 700 Newport Center Drive, Newport Beach, California 92660.

Item 31.  Management Services
          -------------------

          Not applicable

Item 32.  Undertakings
          ------------

          The registrant hereby undertakes:

          (a) to file a post-effective amendment to this registration statement as frequently as is necessary to ensure that the audited financial statements in this registration statement are never more than 16 months old for so long as payments under the variable annuity contracts may be accepted, unless otherwise permitted.

          (b) to include either (1) as a part of any application to purchase a contract offered by the prospectus, a space that an applicant can check to request a Statement of Additional Information, (2) a post card or similar written communication affixed to or included in the prospectus that the applicant can remove to send for a Statement of Additional Information, or (3) to deliver a Statement of Additional Information with the prospectus.

          (c) to deliver any Statement of Additional Information and any financial statements required to be made available under this Form promptly upon written or oral request.

Additional Representations
--------------------------

          (a) The Registrant and its Depositor are relying upon American Council of Life Insurance, SEC No-Action Letter, SEC Ref. No. 1P-6-88 (November 28, 1988) with respect to annuity contracts offered as funding vehicles for retirement plans meeting the requirements of
              Section 403(b) of the Internal Revenue Code, and the provisions of paragraphs (1)-(4) of this letter have been complied with.

          (b) The Registrant and its Depositor are relying upon Rule 6c-7 of the Investment Company Act of 1940 with respect to annuity contracts offered as funding vehicles to participants in the Texas Optional Retirement Program and the provisions of paragraphs (a)-(d) of the Rule have been complied with.

          (c) REPRESENTATION PURSUANT TO SECTION 26(e) OF THE INVESTMENT COMPANY ACT OF 1940: Pacific Life Insurance Company and Registrant represent that the fees and charges to be deducted under the Variable Annuity Contract ("Contract") described in the prospectus contained in this registration statement are, in the aggregate, reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed in connection with the Contract.

                                   SIGNATURES

          Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets the requirements of Securities Act Rule 485(a) for effectiveness of this Registration Statement and has caused this Post-Effective Amendment No. 8 to the Registration Statement on Form N-4 to be signed on its behalf by the undersigned thereunto duly authorized in the City of Newport Beach, and State of California, on this 25th day of October, 2001.

                PACIFIC SELECT VARIABLE ANNUITY SEPARATE ACCOUNT
                                  (Registrant)

                BY:  PACIFIC LIFE INSURANCE COMPANY

                BY:  __________________________________
                     Thomas C. Sutton*
                     Chairman and Chief Executive Officer

                BY:  PACIFIC LIFE INSURANCE COMPANY
                             (Depositor)

                BY:  __________________________________
                     Thomas C. Sutton*
                     Chairman and Chief Executive Officer

Pursuant to the requirements of the Securities Act of 1933, this Post-Effective Amendment No. 8 to the Registration Statement has been signed below by the following persons in the capacities and on the dates indicated:


Signature                           Title                         Date

____________________    Director, Chairman of the Board    October 25, 2001
Thomas C. Sutton*       and Chief Executive Officer

____________________    Director and President             October 25, 2001
Glenn S. Schafer*

____________________    Director, Executive Vice           October 25, 2001
Khanh T. Tran*          President and Chief Financial
                        Officer

____________________    Director, Senior Vice              October 25, 2001
David R. Carmichael*    President and General Counsel

____________________    Director, Vice President and       October 25, 2001
Audrey L. Milfs*        Corporate Secretary

____________________    Vice President and Controller      October 25, 2001
Edward R. Byrd*

____________________    Vice President and Treasurer       October 25, 2001
Brian D. Klemens*

____________________    Executive Vice President           October 25, 2001
Gerald W. Robinson*


*BY:  /s/ SHARON A. CHEEVER                                October 25, 2001
      ________________________
      Sharon A. Cheever
      as attorney-in-fact

(Powers of Attorney are contained in Post-Effective Amendment No. 4 of the Registration Statement filed on April 27, 2000 on Form N-4/8, File No. 333-14131 Accession No. 0000912057-00-019866, as Exhibit 15.)